Summary of Significant Accounting Policies (Details 5) In Thousands, unless otherwise specified	12 Months Ended									12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Discontinued operation CNY	Dec. 31, 2011 Discontinued operation CNY	Dec. 31, 2010 Discontinued operation CNY	Dec. 31, 2012 Trade name CNY	Dec. 31, 2011 Trade name CNY	Dec. 31, 2012 Trade name Minimum	Dec. 31, 2011 Trade name Minimum	Dec. 31, 2012 Trade name Maximum	Dec. 31, 2011 Trade name Maximum	Dec. 31, 2012 Customer relationship CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2012 Customer relationship Minimum	Dec. 31, 2011 Customer relationship Minimum	Dec. 31, 2012 Customer relationship Maximum	Dec. 31, 2011 Customer relationship Maximum	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2011 Non-compete agreement CNY	Dec. 31, 2012 Non-compete agreement Minimum	Dec. 31, 2011 Non-compete agreement Minimum	Dec. 31, 2012 Non-compete agreement Maximum	Dec. 31, 2011 Non-compete agreement Maximum	Dec. 31, 2012 Agency agreement and license CNY	Dec. 31, 2011 Agency agreement and license CNY	Dec. 31, 2012 Agency agreement and license Minimum	Dec. 31, 2011 Agency agreement and license Minimum	Dec. 31, 2012 Agency agreement and license Maximum	Dec. 31, 2011 Agency agreement and license Maximum	Dec. 31, 2012 Software and system CNY	Dec. 31, 2011 Software and system CNY	Dec. 31, 2012 Software and system Minimum	Dec. 31, 2011 Software and system Minimum	Dec. 31, 2012 Software and system Maximum	Dec. 31, 2011 Software and system Maximum	Dec. 31, 2012 Brand name CNY	Dec. 31, 2011 Brand name CNY
Intangible assets, net
Useful life										9 years 4 months 24 days	9 years 4 months 24 days	10 years	10 years			4 years 7 months 6 days	4 years 7 months 6 days	9 years 9 months 18 days	9 years 9 months 18 days			3 years	3 years	6 years 3 months	6 years 3 months			4 years 7 months 6 days	4 years 7 months 6 days	9 years 9 months 18 days	9 years 9 months 18 days			5 years	5 years	10 years	10 years
Cost		177,654	177,654					8,898	8,898					54,706	54,706					68,215	68,215					16,004	16,004					5,740	5,740					24,091	24,091
Accumulated amortization		(73,457)	(58,183)					(1,984)	(1,051)					(33,684)	(26,394)					(27,080)	(23,941)					(8,222)	(5,457)					(2,487)	(1,340)
Accumulated Impairment loss		(61,417)	(61,417)											(5,760)	(5,760)					(34,692)	(34,692)					(581)	(581)											(20,384)	(20,384)
Net carrying values	6,867	42,780	58,054					6,914	7,847					15,262	22,552					6,443	9,582					7,201	9,966					3,253	4,400					3,707	3,707
Amortization expenses for intangible assets	2,453	15,285	26,454	21,520		326	1,305
Impairment loss on intangible assets			56,817	4,600
Estimated amortization expenses
2013		13,665
2014		13,057
2015		8,262
2016		941
2017		941
Thereafter		2,207